Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Central Index Key	0001978954
Amendment Flag	false
Entity File Number	001-41954
Entity Registrant Name	BBB Foods Inc.
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Av. Presidente Masaryk 8
Entity Address, Address Line Two	Polanco V Sección, Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11560
Title of 12(b) Security	Class A Common Shares
Trading Symbol	TBBB
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers, S. C.
Auditor Location	Mexico City, Mexico
Auditor Firm ID	1128
Auditor Opinion [Text Block]

Opinions on the Financial Statements and Internal Control over Financial Reporting

We have audited the accompanying consolidated statements of financial position of BBB Foods Inc. and its subsidiaries (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of profit or loss, changes in stockholders’ equity and cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “consolidated financial statements”). We also have audited the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO).

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025 in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board. Also in our opinion, the Company did not maintain, in all material respects, effective internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control - Integrated Framework (2013) issued by the COSO because material weaknesses in internal control over financial reporting existed as of that date related to (i) an ineffective risk assessment process to identify and analyze the risk of material misstatements in its financial statements, including fraud risks, (ii) ineffective monitoring activities to provide sufficient management oversight over the internal control evaluation process to support the company’s internal control objectives, (iii) ineffective controls over program change management controls to determine that information technology program and data changes are identified, tested, authorized and implemented appropriately, and (iv) ineffective controls over general user access controls over information systems relevant to the preparation of the consolidated financial statements to determine that user and privileged access are adequately restricted to appropriate company personnel.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the annual or interim financial statements will not be prevented or detected on a timely basis. The material weaknesses referred to above are described in Management’s Annual Report on Internal Control over Financial Reporting appearing under Item 15. We considered these material weaknesses in determining the nature, timing, and extent of audit tests applied in our audit of the 2025 consolidated financial statements, and our opinion regarding the effectiveness of the Company’s internal control over financial reporting does not affect our opinion on those consolidated financial statements.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Av. Presidente Masaryk 8
Entity Address, Address Line Two	Polanco V Sección, Miguel Hidalgo
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	11560
Contact Personnel Name	Eduardo Pizzuto Espinosa
City Area Code	52
Local Phone Number	1102 1202
Contact Personnel Email Address	ir@tiendas3b.com
Class A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	62,141,441
Class B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,200,000
Class C Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	49,393,697